UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

January 1, 2015 to January 31, 2015

Commission File Number of issuing entity: 333-144832-05

HYUNDAI AUTO RECEIVABLES TRUST 2010-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-144832

HYUNDAI ABS FUNDING CORPORATION

(Exact name of depositor as specified in its charter)

HYUNDAI CAPITAL AMERICA

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

33-0978453

(I.R.S. Employer Identification No. of the depositor)

3161 MICHELSON DRIVE, SUITE 1900

IRVINE, CALIFORNIA 92612

(Address of principal executive offices of the issuing entity)

(949) 732-2697

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

Asset Backed Notes, Class A-1	☐	☐	☒

Asset Backed Notes, Class A-2	☐	☐	☒

Asset Backed Notes, Class A-3	☐	☐	☒

Asset Backed Notes, Class A-4	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Hyundai Auto Receivables Trust 2010-B are set forth in the Monthly Servicer’s Report attached as Exhibit 99.1.

No assets securitized by Hyundai ABS Funding Corporation (the “Securitizer”) and held by Hyundai Auto Receivables Trust 2010-B were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from January 1, 2015 to January 31, 2015.  Please refer to the Form ABS-15G filed by the Securitizer on January 30, 2015 for additional information.  The CIK number of the Securitizer is 0001260125.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities ("RMBS") trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts.  On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice.  That same day, a group of institutional investors filed a civil complaint in the United States District Court for the Southern District of New York against Wells Fargo Bank, N.A., alleging claims against the bank in its capacity as trustee for  274 residential mortgage backed securities ("RMBS") trusts (the “Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs.  The Complaint against Wells Fargo Bank, N.A. alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to (i) enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default purportedly caused by breaches by mortgage loan servicers, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief.  Other cases alleging similar causes of action have been filed against Wells Fargo Bank, N.A. and other trustees by RMBS investors in these and other transactions.

There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank, N.A. denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 9. Exhibits.

99.1	Monthly Servicer’s Report.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: February 25, 2015	HYUNDAI ABS FUNDING CORPORATION (Depositor)

	By:	/s/ Min Sok Randy Park
Name: Min Sok Randy Park
Title: President and Secretary

S-1

EXHIBIT INDEX

Exhibit Number	Description

99.1	Monthly Servicer’s Report for the period from January 1, 2015 to January 31, 2015.